Accounts Receivable, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable
Accounts receivable, gross	$ 2,553	$ 2,077
Less: Allowance for doubtful accounts	(79)	(76)
Accounts receivable, net	2,474	2,001
Subscriber
Accounts Receivable
Accounts receivable, gross	1,639	1,302
Telco
Accounts Receivable
Accounts receivable, gross	512	362
Trade and other
Accounts Receivable
Accounts receivable, gross	$ 402	$ 413